Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Disclosure of Operating Segment Information

Operating segment information June 30, 2022	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	170,369	—	170,369
Other income
Research material sales	84,018	—	84,018
Grant income	4,459,974	—	4,459,974
Net gain on fair value movement of warrants	—	591,070	591,070
Net gain on foreign exchange	—	1,228,122	1,228,122
Interest income	—	224,520	224,520

Total revenue and other income	4,714,361	2,043,712	6,758,073

Segment Result	(33,929,768)	1,718,976	(32,210,792)

Profit/(loss) before income tax expense	(33,929,768)	1,718,976	(32,210,792)
Income tax expense			(34)

Loss after income tax expense			(32,210,826)

Total segment assets	102,169,550	—	102,169,550
Total segment liabilities	8,092,184	—	8,092,184

Operating segment information June 30, 2021	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	—	—	—
Other income
Research material sales	312,841	—	312,841
Grant income	3,549,965	—	3,549,965
Net gain on fair value movement of warrants	—	—	—
Net gain on foreign exchange	—	—	—
Interest income	—	105,327	105,327

Total revenue and other income	3,862,806	105,327	3,968,133

Segment Result	(19,665,904)	(10,236,687)	(29,902,591)

Profit/(loss) before income tax expense	(19,665,904)	(10,236,687)	(29,902,591)
Income tax expense			(33)

Loss after income tax expense			(29,902,624)

Total segment assets	82,030,533	—	82,030,533
Total segment liabilities	8,758,922	—	8,758,922

Operating segment information June 30, 2020	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue

License revenue*	7,486,444	—	7,486,444
Other income
Research material sales	279,805	—	279,805
Grant income	5,973,034	—	5,973,034
Net gain on fair value movement of warrants	—	2,214,813	2,214,813
Net gain on foreign exchange	—	346,331	346,331
Interest income	—	199,541	199,541

Total revenue and other income	13,739,283	2,760,685	16,499,968

Segment Result	(15,082,474)	1,614,279	(13,468,195)

Profit/(loss) before income tax expense	(15,082,474)	1,614,279	(13,468,195)
Income tax benefit			(37)

Loss after income tax expense			(13,468,232)

Total segment assets	46,597,252	—	46,597,252
Total segment liabilities	13,297,907	—	13,297,907

*
Licensing revenue relates mainly of GSK milestone payment of GBP 4.0 million (A$7.5 million) received in fiscal year 2020 related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.